11. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
11. SEGMENT INFORMATION

Reportable operating segment is determined based on Ace Marketing & Promotion Inc.’s management approach. The management approach, as defined by accounting standards which have been codified into FASB ASC 280, “Segment Reporting,” is based on the way that the chief operating decision-maker organizes the segments within an enterprise for making decisions about resources to be allocated and assessing their performance. Our chief operating decision-maker is our Chief Executive Officer and Chief Financial Officer.

While our results of operations are primarily reviewed on a consolidated basis, the chief operating decision-maker also manages the enterprise in two operating segments: (i) Branding & Branded Merchandise (ii) Mobil Marketing

Corporate management defines and reviews segment profitability based on the same allocation methodology as presented in the segment data tables below:

	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$2,821,782	68,870	$2,890,652
Operating (loss)	(2,139,569)	(1,573,341)	(3,712,910)
Interest income	436	–	436
Interest (expense)	(62,689)	–	(62,689)
Beneficial Conversion Feature	(120,254)	–	(120,254)
Loss on abandonment of fixed assets	(4,819)	–	(4,819)
Depreciation and amortization	(51,006)	(182,819)	(233,825)
Net Loss	(2,377,901)	(1,756,160)	(4,134,061)
Total assets at December 31, 2012	1,265,793	580,377	1,846,170

All intersegment sales and expenses have been eliminated from the table above.